Allowance For Loan Losses (Schedule Of Aging Analysis Of Accruing And Non-Accruing Loans) (Details) - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014
Financing Receivable, Recorded Investment, Past Due [Line Items]
Current	$ 2,837,212	$ 2,626,094
Impaired Financing Receivable, Recorded Investment, Past Due	506	1,270
Non-accrual	16,948	15,306
Gross loans	2,863,327	2,652,066
Residential Real Estate
Financing Receivable, Recorded Investment, Past Due [Line Items]
Current	1,373,604	1,286,306
Impaired Financing Receivable, Recorded Investment, Past Due	0	0
Non-accrual	2,918	2,394
Gross loans	1,383,133	1,294,576
Home equity - junior liens
Financing Receivable, Recorded Investment, Past Due [Line Items]
Current	146,493	144,788
Impaired Financing Receivable, Recorded Investment, Past Due	0	0
Non-accrual	136	68
Gross loans	147,036	145,604
Commercial And Industrial
Financing Receivable, Recorded Investment, Past Due [Line Items]
Current	162,982	138,980
Impaired Financing Receivable, Recorded Investment, Past Due	0	0
Non-accrual	2,745	1,115
Gross loans	165,887	140,548
Commercial real estate
Financing Receivable, Recorded Investment, Past Due [Line Items]
Current	1,115,199	1,014,251
Impaired Financing Receivable, Recorded Investment, Past Due	506	1,270
Non-accrual	11,149	11,729
Gross loans	1,127,827	1,028,831
Consumer Loan
Financing Receivable, Recorded Investment, Past Due [Line Items]
Current	35,886	39,286
Impaired Financing Receivable, Recorded Investment, Past Due	0	0
Non-accrual	0	0
Gross loans	36,083	39,705
DDA Overdrafts
Financing Receivable, Recorded Investment, Past Due [Line Items]
Current	3,048	2,483
Impaired Financing Receivable, Recorded Investment, Past Due	0	0
Non-accrual	0	0
Gross loans	3,361	2,802
Originated Loans
Financing Receivable, Recorded Investment, Past Due [Line Items]
Current	2,520,565	2,376,849
Impaired Financing Receivable, Recorded Investment, Past Due	0	0
Non-accrual	11,916	9,735
Gross loans	2,540,006	2,393,798
Originated Loans | Residential Real Estate
Financing Receivable, Recorded Investment, Past Due [Line Items]
Current	1,290,312	1,200,177
Impaired Financing Receivable, Recorded Investment, Past Due	0	0
Non-accrual	2,038	2,259
Gross loans	1,298,221	1,207,598
Originated Loans | Home equity - junior liens
Financing Receivable, Recorded Investment, Past Due [Line Items]
Current	142,697	142,624
Impaired Financing Receivable, Recorded Investment, Past Due	0	0
Non-accrual	136	68
Gross loans	143,226	143,438
Originated Loans | Commercial And Industrial
Financing Receivable, Recorded Investment, Past Due [Line Items]
Current	106,003	128,857
Impaired Financing Receivable, Recorded Investment, Past Due	0	0
Non-accrual	2,389	78
Gross loans	108,454	129,245
Originated Loans | Commercial real estate
Financing Receivable, Recorded Investment, Past Due [Line Items]
Current	946,611	869,530
Impaired Financing Receivable, Recorded Investment, Past Due	0	0
Non-accrual	7,353	7,330
Gross loans	954,743	877,339
Originated Loans | Consumer Loan
Financing Receivable, Recorded Investment, Past Due [Line Items]
Current	31,894	33,178
Impaired Financing Receivable, Recorded Investment, Past Due	0	0
Non-accrual	0	0
Gross loans	32,001	33,376
Originated Loans | DDA Overdrafts
Financing Receivable, Recorded Investment, Past Due [Line Items]
Current	3,048	2,483
Impaired Financing Receivable, Recorded Investment, Past Due	0	0
Non-accrual	0	0
Gross loans	3,361	2,802
Acquired Loans
Financing Receivable, Recorded Investment, Past Due [Line Items]
Current	316,647	249,245
Impaired Financing Receivable, Recorded Investment, Past Due	506	1,270
Non-accrual	5,032	5,571
Gross loans	323,321	258,268
Acquired Loans | Residential Real Estate
Financing Receivable, Recorded Investment, Past Due [Line Items]
Current	83,292	86,129
Impaired Financing Receivable, Recorded Investment, Past Due	0	0
Non-accrual	880	135
Gross loans	84,912	86,978
Acquired Loans | Home equity - junior liens
Financing Receivable, Recorded Investment, Past Due [Line Items]
Current	3,796	2,164
Impaired Financing Receivable, Recorded Investment, Past Due	0	0
Non-accrual	0	0
Gross loans	3,810	2,166
Acquired Loans | Commercial And Industrial
Financing Receivable, Recorded Investment, Past Due [Line Items]
Current	56,979	10,123
Impaired Financing Receivable, Recorded Investment, Past Due	0	0
Non-accrual	356	1,037
Gross loans	57,433	11,303
Acquired Loans | Commercial real estate
Financing Receivable, Recorded Investment, Past Due [Line Items]
Current	168,588	144,721
Impaired Financing Receivable, Recorded Investment, Past Due	506	1,270
Non-accrual	3,796	4,399
Gross loans	173,084	151,492
Acquired Loans | Consumer Loan
Financing Receivable, Recorded Investment, Past Due [Line Items]
Current	3,992	6,108
Impaired Financing Receivable, Recorded Investment, Past Due	0	0
Non-accrual	0	0
Gross loans	4,082	6,329
Acquired Loans | DDA Overdrafts
Financing Receivable, Recorded Investment, Past Due [Line Items]
Current		0
Impaired Financing Receivable, Recorded Investment, Past Due	0	0
Non-accrual	0	0
Gross loans	0	0
Financing Receivables, 30 to 59 Days Past Due [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Financing Receivable, Recorded Investment, Past Due	6,946	7,734
Financing Receivables, 30 to 59 Days Past Due [Member] | Residential Real Estate
Financing Receivable, Recorded Investment, Past Due [Line Items]
Financing Receivable, Recorded Investment, Past Due	5,261	4,949
Financing Receivables, 30 to 59 Days Past Due [Member] | Home equity - junior liens
Financing Receivable, Recorded Investment, Past Due [Line Items]
Financing Receivable, Recorded Investment, Past Due	318	563
Financing Receivables, 30 to 59 Days Past Due [Member] | Commercial And Industrial
Financing Receivable, Recorded Investment, Past Due [Line Items]
Financing Receivable, Recorded Investment, Past Due	141	243
Financing Receivables, 30 to 59 Days Past Due [Member] | Commercial real estate
Financing Receivable, Recorded Investment, Past Due [Line Items]
Financing Receivable, Recorded Investment, Past Due	762	1,371
Financing Receivables, 30 to 59 Days Past Due [Member] | Consumer Loan
Financing Receivable, Recorded Investment, Past Due [Line Items]
Financing Receivable, Recorded Investment, Past Due	154	291
Financing Receivables, 30 to 59 Days Past Due [Member] | DDA Overdrafts
Financing Receivable, Recorded Investment, Past Due [Line Items]
Financing Receivable, Recorded Investment, Past Due	310	317
Financing Receivables, 30 to 59 Days Past Due [Member] | Originated Loans
Financing Receivable, Recorded Investment, Past Due [Line Items]
Financing Receivable, Recorded Investment, Past Due	5,946	5,811
Financing Receivables, 30 to 59 Days Past Due [Member] | Originated Loans | Residential Real Estate
Financing Receivable, Recorded Investment, Past Due [Line Items]
Financing Receivable, Recorded Investment, Past Due	4,648	4,235
Financing Receivables, 30 to 59 Days Past Due [Member] | Originated Loans | Home equity - junior liens
Financing Receivable, Recorded Investment, Past Due [Line Items]
Financing Receivable, Recorded Investment, Past Due	306	561
Financing Receivables, 30 to 59 Days Past Due [Member] | Originated Loans | Commercial And Industrial
Financing Receivable, Recorded Investment, Past Due [Line Items]
Financing Receivable, Recorded Investment, Past Due	43	100
Financing Receivables, 30 to 59 Days Past Due [Member] | Originated Loans | Commercial real estate
Financing Receivable, Recorded Investment, Past Due [Line Items]
Financing Receivable, Recorded Investment, Past Due	568	479
Financing Receivables, 30 to 59 Days Past Due [Member] | Originated Loans | Consumer Loan
Financing Receivable, Recorded Investment, Past Due [Line Items]
Financing Receivable, Recorded Investment, Past Due	71	119
Financing Receivables, 30 to 59 Days Past Due [Member] | Originated Loans | DDA Overdrafts
Financing Receivable, Recorded Investment, Past Due [Line Items]
Financing Receivable, Recorded Investment, Past Due	310	317
Financing Receivables, 30 to 59 Days Past Due [Member] | Acquired Loans
Financing Receivable, Recorded Investment, Past Due [Line Items]
Financing Receivable, Recorded Investment, Past Due	1,000	1,923
Financing Receivables, 30 to 59 Days Past Due [Member] | Acquired Loans | Residential Real Estate
Financing Receivable, Recorded Investment, Past Due [Line Items]
Financing Receivable, Recorded Investment, Past Due	613	714
Financing Receivables, 30 to 59 Days Past Due [Member] | Acquired Loans | Home equity - junior liens
Financing Receivable, Recorded Investment, Past Due [Line Items]
Financing Receivable, Recorded Investment, Past Due	12	2
Financing Receivables, 30 to 59 Days Past Due [Member] | Acquired Loans | Commercial And Industrial
Financing Receivable, Recorded Investment, Past Due [Line Items]
Financing Receivable, Recorded Investment, Past Due	98	143
Financing Receivables, 30 to 59 Days Past Due [Member] | Acquired Loans | Commercial real estate
Financing Receivable, Recorded Investment, Past Due [Line Items]
Financing Receivable, Recorded Investment, Past Due	194	892
Financing Receivables, 30 to 59 Days Past Due [Member] | Acquired Loans | Consumer Loan
Financing Receivable, Recorded Investment, Past Due [Line Items]
Financing Receivable, Recorded Investment, Past Due	83	172
Financing Receivables, 30 to 59 Days Past Due [Member] | Acquired Loans | DDA Overdrafts
Financing Receivable, Recorded Investment, Past Due [Line Items]
Financing Receivable, Recorded Investment, Past Due	0	0
Financing Receivables, 60 to 89 Days Past Due [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Financing Receivable, Recorded Investment, Past Due	1,220	1,239
Financing Receivables, 60 to 89 Days Past Due [Member] | Residential Real Estate
Financing Receivable, Recorded Investment, Past Due [Line Items]
Financing Receivable, Recorded Investment, Past Due	932	758
Financing Receivables, 60 to 89 Days Past Due [Member] | Home equity - junior liens
Financing Receivable, Recorded Investment, Past Due [Line Items]
Financing Receivable, Recorded Investment, Past Due	65	155
Financing Receivables, 60 to 89 Days Past Due [Member] | Commercial And Industrial
Financing Receivable, Recorded Investment, Past Due [Line Items]
Financing Receivable, Recorded Investment, Past Due	0	0
Financing Receivables, 60 to 89 Days Past Due [Member] | Commercial real estate
Financing Receivable, Recorded Investment, Past Due [Line Items]
Financing Receivable, Recorded Investment, Past Due	211	210
Financing Receivables, 60 to 89 Days Past Due [Member] | Consumer Loan
Financing Receivable, Recorded Investment, Past Due [Line Items]
Financing Receivable, Recorded Investment, Past Due	9	114
Financing Receivables, 60 to 89 Days Past Due [Member] | DDA Overdrafts
Financing Receivable, Recorded Investment, Past Due [Line Items]
Financing Receivable, Recorded Investment, Past Due	3	2
Financing Receivables, 60 to 89 Days Past Due [Member] | Originated Loans
Financing Receivable, Recorded Investment, Past Due [Line Items]
Financing Receivable, Recorded Investment, Past Due	1,086	993
Financing Receivables, 60 to 89 Days Past Due [Member] | Originated Loans | Residential Real Estate
Financing Receivable, Recorded Investment, Past Due [Line Items]
Financing Receivable, Recorded Investment, Past Due	805	758
Financing Receivables, 60 to 89 Days Past Due [Member] | Originated Loans | Home equity - junior liens
Financing Receivable, Recorded Investment, Past Due [Line Items]
Financing Receivable, Recorded Investment, Past Due	65	155
Financing Receivables, 60 to 89 Days Past Due [Member] | Originated Loans | Commercial And Industrial
Financing Receivable, Recorded Investment, Past Due [Line Items]
Financing Receivable, Recorded Investment, Past Due	0	0
Financing Receivables, 60 to 89 Days Past Due [Member] | Originated Loans | Commercial real estate
Financing Receivable, Recorded Investment, Past Due [Line Items]
Financing Receivable, Recorded Investment, Past Due	211	0
Financing Receivables, 60 to 89 Days Past Due [Member] | Originated Loans | Consumer Loan
Financing Receivable, Recorded Investment, Past Due [Line Items]
Financing Receivable, Recorded Investment, Past Due	2	78
Financing Receivables, 60 to 89 Days Past Due [Member] | Originated Loans | DDA Overdrafts
Financing Receivable, Recorded Investment, Past Due [Line Items]
Financing Receivable, Recorded Investment, Past Due	3	2
Financing Receivables, 60 to 89 Days Past Due [Member] | Acquired Loans
Financing Receivable, Recorded Investment, Past Due [Line Items]
Financing Receivable, Recorded Investment, Past Due	134	246
Financing Receivables, 60 to 89 Days Past Due [Member] | Acquired Loans | Residential Real Estate
Financing Receivable, Recorded Investment, Past Due [Line Items]
Financing Receivable, Recorded Investment, Past Due	127	0
Financing Receivables, 60 to 89 Days Past Due [Member] | Acquired Loans | Home equity - junior liens
Financing Receivable, Recorded Investment, Past Due [Line Items]
Financing Receivable, Recorded Investment, Past Due	0	0
Financing Receivables, 60 to 89 Days Past Due [Member] | Acquired Loans | Commercial And Industrial
Financing Receivable, Recorded Investment, Past Due [Line Items]
Financing Receivable, Recorded Investment, Past Due	0	0
Financing Receivables, 60 to 89 Days Past Due [Member] | Acquired Loans | Commercial real estate
Financing Receivable, Recorded Investment, Past Due [Line Items]
Financing Receivable, Recorded Investment, Past Due	0	210
Financing Receivables, 60 to 89 Days Past Due [Member] | Acquired Loans | Consumer Loan
Financing Receivable, Recorded Investment, Past Due [Line Items]
Financing Receivable, Recorded Investment, Past Due	7	36
Financing Receivables, 60 to 89 Days Past Due [Member] | Acquired Loans | DDA Overdrafts
Financing Receivable, Recorded Investment, Past Due [Line Items]
Financing Receivable, Recorded Investment, Past Due	0	0
Financing Receivables, Equal to Greater than 90 Days Past Due [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Financing Receivable, Recorded Investment, Past Due	495	423
Financing Receivables, Equal to Greater than 90 Days Past Due [Member] | Residential Real Estate
Financing Receivable, Recorded Investment, Past Due [Line Items]
Financing Receivable, Recorded Investment, Past Due	418	169
Financing Receivables, Equal to Greater than 90 Days Past Due [Member] | Home equity - junior liens
Financing Receivable, Recorded Investment, Past Due [Line Items]
Financing Receivable, Recorded Investment, Past Due	24	30
Financing Receivables, Equal to Greater than 90 Days Past Due [Member] | Commercial And Industrial
Financing Receivable, Recorded Investment, Past Due [Line Items]
Financing Receivable, Recorded Investment, Past Due	19	210
Financing Receivables, Equal to Greater than 90 Days Past Due [Member] | Commercial real estate
Financing Receivable, Recorded Investment, Past Due [Line Items]
Financing Receivable, Recorded Investment, Past Due	0	0
Financing Receivables, Equal to Greater than 90 Days Past Due [Member] | Consumer Loan
Financing Receivable, Recorded Investment, Past Due [Line Items]
Financing Receivable, Recorded Investment, Past Due	34	14
Financing Receivables, Equal to Greater than 90 Days Past Due [Member] | DDA Overdrafts
Financing Receivable, Recorded Investment, Past Due [Line Items]
Financing Receivable, Recorded Investment, Past Due	0	0
Financing Receivables, Equal to Greater than 90 Days Past Due [Member] | Originated Loans
Financing Receivable, Recorded Investment, Past Due [Line Items]
Financing Receivable, Recorded Investment, Past Due	493	410
Financing Receivables, Equal to Greater than 90 Days Past Due [Member] | Originated Loans | Residential Real Estate
Financing Receivable, Recorded Investment, Past Due [Line Items]
Financing Receivable, Recorded Investment, Past Due	418	169
Financing Receivables, Equal to Greater than 90 Days Past Due [Member] | Originated Loans | Home equity - junior liens
Financing Receivable, Recorded Investment, Past Due [Line Items]
Financing Receivable, Recorded Investment, Past Due	22	30
Financing Receivables, Equal to Greater than 90 Days Past Due [Member] | Originated Loans | Commercial And Industrial
Financing Receivable, Recorded Investment, Past Due [Line Items]
Financing Receivable, Recorded Investment, Past Due	19	210
Financing Receivables, Equal to Greater than 90 Days Past Due [Member] | Originated Loans | Commercial real estate
Financing Receivable, Recorded Investment, Past Due [Line Items]
Financing Receivable, Recorded Investment, Past Due	0	0
Financing Receivables, Equal to Greater than 90 Days Past Due [Member] | Originated Loans | Consumer Loan
Financing Receivable, Recorded Investment, Past Due [Line Items]
Financing Receivable, Recorded Investment, Past Due	34	1
Financing Receivables, Equal to Greater than 90 Days Past Due [Member] | Originated Loans | DDA Overdrafts
Financing Receivable, Recorded Investment, Past Due [Line Items]
Financing Receivable, Recorded Investment, Past Due	0	0
Financing Receivables, Equal to Greater than 90 Days Past Due [Member] | Acquired Loans
Financing Receivable, Recorded Investment, Past Due [Line Items]
Financing Receivable, Recorded Investment, Past Due	2	13
Financing Receivables, Equal to Greater than 90 Days Past Due [Member] | Acquired Loans | Residential Real Estate
Financing Receivable, Recorded Investment, Past Due [Line Items]
Financing Receivable, Recorded Investment, Past Due	0	0
Financing Receivables, Equal to Greater than 90 Days Past Due [Member] | Acquired Loans | Home equity - junior liens
Financing Receivable, Recorded Investment, Past Due [Line Items]
Financing Receivable, Recorded Investment, Past Due	2	0
Financing Receivables, Equal to Greater than 90 Days Past Due [Member] | Acquired Loans | Commercial And Industrial
Financing Receivable, Recorded Investment, Past Due [Line Items]
Financing Receivable, Recorded Investment, Past Due	0	0
Financing Receivables, Equal to Greater than 90 Days Past Due [Member] | Acquired Loans | Commercial real estate
Financing Receivable, Recorded Investment, Past Due [Line Items]
Financing Receivable, Recorded Investment, Past Due	0	0
Financing Receivables, Equal to Greater than 90 Days Past Due [Member] | Acquired Loans | Consumer Loan
Financing Receivable, Recorded Investment, Past Due [Line Items]
Financing Receivable, Recorded Investment, Past Due	0	13
Financing Receivables, Equal to Greater than 90 Days Past Due [Member] | Acquired Loans | DDA Overdrafts
Financing Receivable, Recorded Investment, Past Due [Line Items]
Financing Receivable, Recorded Investment, Past Due	$ 0	$ 0